Income Taxes (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance, December 31, 2018	$ 1,437
Increase due to the recession of the acquisition of Limecom	192
Increase	38
Valuation allowance, December 31, 2019	$ 1,667